Intangible assets (Details Narrative) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	€ 32,700,000	€ 35,409,000	€ 41,813,000
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	€ 97,007,000	95,759,000
Capitalized Development Costs [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Capitalized Development Costs [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	15 years
Software development costs [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	€ 1,217,000	1,112,000	1,629,000
Software development costs [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	€ 6,254,000	5,589,000
Software development costs [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Software development costs [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	6 years
Acquired R&D technology and projects [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	€ 29,768,000	32,423,000	38,183,000
Acquired R&D technology and projects [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	€ 80,724,000	80,183,000
Acquired R&D technology and projects [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	1 year
Acquired R&D technology and projects [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	15 years
Development costs [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	€ 1,581,000	1,737,000	€ 1,953,000
Development costs [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	€ 9,895,000	9,851,000
Development costs [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	1 year
Development costs [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	15 years
Lyme Candidate Vaccine [member]
IfrsStatementLineItems [Line Items]
Intangible Asset Derecognized		3,300,000
IXIARO [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	€ 30,600,000	€ 33,200,000
IXIARO [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	€ 79,000,000.0